REGISTRATION NO. 33-87498

811-08910

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

PRE-EFFECTIVE AMENDMENT NO.	|_|
POST-EFFECTIVE AMENDMENT NO. 34 |X|
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 36 |X|
(CHECK APPROPRIATE BOX OR BOXES.)

WB CAPITAL MUTUAL FUNDS, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1415 28TH STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

Douglas R. Gulling, PRESIDENT
WB CAPITAL MUTUAL FUNDS, INC.
1415 28TH STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

VERA LICHTENBERGER	JOHN C. MILES, ESQ.

WB CAPITAL MUTUAL FUNDS, INC.             CLINE, WILLIAMS, WRIGHT, JOHNSON &

1415 28TH STREET, SUITE 200	OLDFATHER, LLP
WEST DES MOINES, IOWA 50266	1900 U.S. BANKING, 233 S. 13TH STREET
LINCOLN, NEBRASKA 68508

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON JANUARY 4, 2010 PURSUANT TO PARAGRAPH (b) OF RULE 485 UNDER THE SECURITIES ACT OF 1933.

PART C

OTHER INFORMATION

ITEM 23. EXHIBITS.

EXHIBIT NO.	DESCRIPTION

                    (d)(4)                                 Investment Advisory Agreement effective as of January 1, 2010

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Des Moines, State of Iowa, on the 4th day of January, ,2010. The Registrant certifies that this amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485.

WB CAPITAL MUTUAL FUNDS, INC.

By /s/ Douglas R. Gulling
Douglas R. Gulling, President and CEO

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities indicated on the date indicated above have signed this Registration Statement.

SIGNATURE	TITLE

/s/ Douglas R. Gulling, President  (Chief Executive Officer)

      Douglas R. Gulling

/s/ Amy Mitchell, Treasurer (Chief Financial Officer)

     Amy Mitchell

/s/* ____________________	Director

William J. Howard

/s/* ____________________	Director

Debra L. Johnson

/s/* ____________________	Director

Fred Lorber

/s/* ____________________	Director

Edward J. Stanek

/s/* ____________________	Director

Steven Zumbach

* By: /s/ Vera Lichtenberger

Vera Lichtenberger

pursuant to a power of attorney dated July 28, 2004, incorporated by reference as included with Post Effective Amendment No. 25, filed July 28, 2004.